SCHEDULE OF DERIVATIVE LIABILITY (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 105,246	$ 112,710	$ 1,373,211
Convertible Promissory Note Payable One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Total	48,700	52,179	636,989
Convertible Promissory Note Payable One [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Total	$ 56,546	60,531	718,235
Convertible Promissory Note Payable One [Member] | Labrys Fund Ltd [Member]
Short-Term Debt [Line Items]
Total			$ 17,987